PROSPECTUS SUPPLEMENT
dated October 9, 2000 to:                                      65935     10/00
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PUTNAM LATIN AMERICA FUND
PUTNAM ASIA PACIFIC FUND II
PUTNAM INTERNATIONAL FUND

Prospectus dated December 30, 1999

The section entitled "Who manages each fund?" is replaced with the following for Putnam Asia Pacific Fund II:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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

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Manager                         Since    Experience
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
Putnam Asia Pacific Fund II
Simon Davis                     2000     2000-Present              Putnam Management
Senior Vice President                    Prior to September 2000   Deutsche Asset
                                                                   Management
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Carmel Peters                   1998     1997-Present              Putnam Management
Senior Vice President                    Prior to May 1997         Wheelock Natwest
                                                                   Investment
                                                                   Management
                                         Prior to February 1996    Rothschild Asset
                                                                   Management Asia
                                                                   Pacific
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Paul C. Warren                  1999     1997-Present              Putnam Management
Senior Vice President                    Prior to May 1997         Director, IDS
                                                                   Fund Management






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